Condensed Consolidated Statements of Stockholders' Deficit - USD ($) $ in Thousands	Common Stock [Member]	Total	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Balance, shares at Dec. 31, 2018	2,877		7
Balance at Dec. 31, 2018	$ 287		$ (1,680)	$ 175,820	$ (158,981)
Common stock issued, shares	9
Common stock issued	$ 1
Restricted stock issued, shares
Restricted stock issued
Common stock issued through market sales, shares
Common stock issued through market sales
Treasury stock purchased			$ (32)
Treasury stock purchased, shares			3
Common stock issued through offering, net of expenses	$ 94			5,868
Common stock issued through offerings, shares	933
Adoption of ASC 842					55
Extinguishment of Series A Shares
Beneficial Conversion Feature in connection with Series B Issuance
Amortization of Beneficial Conversion Feature
Stock-based compensation expense				266
Net loss					(3,326)
Balance, ending balance shares at Mar. 31, 2019	3,819		10
Balance at Mar. 31, 2019	$ 382		$ (1,712)	181,954	(162,252)
Balance, shares at Dec. 31, 2018	2,877		7
Balance at Dec. 31, 2018	$ 287		$ (1,680)	175,820	(158,981)
Net loss		$ (26,740)
Balance, ending balance shares at Dec. 31, 2019	3,932		12
Balance at Dec. 31, 2019	$ 393	(4,479)	$ (1,721)	182,514	(185,665)
Balance, shares at Mar. 31, 2019	3,819		10
Balance at Mar. 31, 2019	$ 382		$ (1,712)	181,954	(162,252)
Common stock issued, shares	10
Common stock issued	$ 1			72
Treasury stock purchased
Treasury stock purchased, shares
Stock-based compensation expense				205
Net loss					(5,304)
Balance, ending balance shares at Jun. 30, 2019	3,829		10
Balance at Jun. 30, 2019	$ 383		$ (1,712)	182,231	(167,556)
Common stock issued, shares
Common stock issued
Treasury stock purchased
Treasury stock purchased, shares
Dividends accrued				(75)
Stock-based compensation expense				205
Net loss					(7,446)
Balance, ending balance shares at Sep. 30, 2019	3,829		10
Balance at Sep. 30, 2019	$ 383		$ (1,712)	182,361	(175,002)
Common stock issued, shares	5
Common stock issued
Common stock issued through market sales, shares	98
Common stock issued through market sales	$ 10			218
Treasury stock purchased			$ (9)
Treasury stock purchased, shares			2
Dividends accrued				(354)
Stock-based compensation expense				289
Net loss					(10,663)
Balance, ending balance shares at Dec. 31, 2019	3,932		12
Balance at Dec. 31, 2019	$ 393	(4,479)	$ (1,721)	182,514	(185,665)
Common stock issued, shares	37
Common stock issued	$ 1
Restricted stock issued, shares	6
Restricted stock issued
Common stock issued through market sales, shares	80
Common stock issued through market sales	$ 8			476
Common stock issued through ESPP, shares
Common stock issued through ESPP
Treasury stock purchased
Treasury stock purchased, shares
Common stock issued through offering, net of expenses
Common stock issued through offerings, shares
Adoption of ASC 842
Extinguishment of Series A Shares				(828)
Beneficial Conversion Feature in connection with Series B Issuance				2,205
Amortization of Beneficial Conversion Feature				(2,205)
Stock-based compensation expense				418
Net loss					(6,494)
Balance, ending balance shares at Mar. 31, 2020	4,055		12
Balance at Mar. 31, 2020	$ 402		$ (1,721)	182,580	(192,159)
Balance, shares at Dec. 31, 2019	3,932		12
Balance at Dec. 31, 2019	$ 393	(4,479)	$ (1,721)	182,514	(185,665)
Net loss		(18,308)
Balance, ending balance shares at Sep. 30, 2020	4,060		19
Balance at Sep. 30, 2020	$ 402	(21,798)	$ (1,770)	183,543	(203,973)
Balance, shares at Dec. 31, 2019	3,932		12
Balance at Dec. 31, 2019	$ 393	(4,479)	$ (1,721)	182,514	(185,665)
Net loss		(26,451)
Balance, ending balance shares at Dec. 31, 2020	4,075		20
Balance at Dec. 31, 2020	$ 402	(29,083)	$ (1,773)	184,404	(212,116)
Balance, shares at Mar. 31, 2020	4,055		12
Balance at Mar. 31, 2020	$ 402		$ (1,721)	182,580	(192,159)
Common stock issued, shares
Common stock issued
Treasury stock purchased			$ (49)
Treasury stock purchased, shares			7
Stock-based compensation expense				400
Net loss					(5,580)
Balance, ending balance shares at Jun. 30, 2020	4,055		19
Balance at Jun. 30, 2020	$ 402		$ (1,770)	182,980	(197,739)
Common stock issued, shares	5
Common stock issued
Common stock issued through ESPP, shares
Common stock issued through ESPP
Treasury stock purchased
Treasury stock purchased, shares
Dividends accrued
Stock-based compensation expense				563
Net loss		(6,234)			(6,234)
Balance, ending balance shares at Sep. 30, 2020	4,060		19
Balance at Sep. 30, 2020	$ 402	(21,798)	$ (1,770)	183,543	(203,973)
Common stock issued, shares	15
Common stock issued
Common stock issued through market sales, shares
Common stock issued through market sales
Treasury stock purchased			$ (3)
Treasury stock purchased, shares			1
Dividends accrued
Stock-based compensation expense				861
Net loss					(8,143)
Balance, ending balance shares at Dec. 31, 2020	4,075		20
Balance at Dec. 31, 2020	$ 402	(29,083)	$ (1,773)	184,404	(212,116)
Common stock issued, shares	9
Common stock issued				108
Restricted stock issued, shares	12
Restricted stock issued
Common stock issued through market sales, shares
Common stock issued through market sales
Common stock issued through ESPP, shares	36
Common stock issued through ESPP
Treasury stock purchased
Treasury stock purchased, shares
Extinguishment of Series A Shares
Beneficial Conversion Feature in connection with Series B Issuance
Amortization of Beneficial Conversion Feature
Stock-based compensation expense				286
Net loss					(4,207)
Balance, ending balance shares at Mar. 31, 2021	4,132,000		20
Balance at Mar. 31, 2021	$ 402		$ (1,773)	184,798	(216,323)
Balance, shares at Dec. 31, 2020	4,075		20
Balance at Dec. 31, 2020	$ 402	(29,083)	$ (1,773)	184,404	(212,116)
Net loss		(11,214)
Balance, ending balance shares at Sep. 30, 2021	4,194		20
Balance at Sep. 30, 2021	$ 403	(38,648)	$ (1,773)	186,052	(223,330)
Balance, shares at Mar. 31, 2021	4,132,000		20
Balance at Mar. 31, 2021	$ 402		$ (1,773)	184,798	(216,323)
Common stock issued, shares	10
Common stock issued
Treasury stock purchased
Treasury stock purchased, shares
Stock-based compensation expense				551
Net loss					(3,446)
Balance, ending balance shares at Jun. 30, 2021	4,142		20
Balance at Jun. 30, 2021	$ 402		$ (1,773)	185,349	(219,769)
Common stock issued, shares	13
Common stock issued				226
Common stock issued through ESPP, shares	39
Common stock issued through ESPP	$ 1
Treasury stock purchased
Treasury stock purchased, shares
Stock-based compensation expense				477
Net loss		(3,561)			(3,561)
Balance, ending balance shares at Sep. 30, 2021	4,194		20
Balance at Sep. 30, 2021	$ 403	$ (38,648)	$ (1,773)	$ 186,052	$ (223,330)